Commitments and Contingencies (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			0 Months Ended					0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jun. 26, 2012 purchaser	Dec. 31, 2012 Discontinued operation USD ($)	Dec. 31, 2011 Discontinued operation USD ($)	Dec. 31, 2010 Discontinued operation USD ($)	Dec. 06, 2011 Purported class action by alleged purchasers of the company's ADRs	Dec. 31, 2012 Purported class action by alleged purchasers of the company's ADRs USD ($)	Dec. 31, 2011 Purported class action by alleged purchasers of the company's ADRs USD ($)	Dec. 16, 2011 Purported class action by alleged purchasers of the company's ADRs purchaser item	Oct. 17, 2011 Purported class action by alleged purchasers of the company's ADRs officer	Dec. 06, 2011 Purported class action by alleged purchasers of the company's ADRs Maximum
Minimum Lease Payment
2013	21,067
2014	12,052
2015	7,730
2016	5,760
2017	2,529
Total	49,138
Commitment in connection with acquisition of office equipment		168
Commitments and Contingencies
Rental expenses incurred under operating leases	31,858	28,048	30,340			1,725	6,899
Number of the then-executive officers against whom purported class action was brought												3
Period for filing consolidated complaint or giving notice of intent by the lead plaintiff after the appointment of a lead plaintiff													45 days
Period after which the company's response to the operative complaint is due								45 days
Period after which the lead plaintiff's opposition is due								45 days
Period after which the company's reply is due								30 days
Number of alleged purchasers moved for appointment as lead plaintiffs				2							2
Number of prospective plaintiffs moved for appointment as lead plaintiffs											0
Estimated provision for loss contingency									$ 0	$ 0